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                            AIM V.I. CORE STOCK FUND
                                 SERIES I SHARES


                        Supplement dated December 7, 2005
                     to the Prospectus dated April 29, 2005
                  as supplemented May 23, 2005 and July 1, 2005


The Board of Trustees of AIM Variable Insurance Funds ("AVIF"), unanimously approved, on December 7, 2005, a Plan of Reorganization ("Plan") pursuant to which AIM V.I. Core Stock Fund ("V.I. Core Stock Fund"), a series of AVIF, would transfer all of its assets to AIM V.I. Core Equity Fund ("V.I. Core Equity Fund"), also a series of AVIF. The Plan requires approval by V.I. Core Stock Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or about April 4, 2006. If the Plan is approved by shareholders of V.I. Core Stock Fund and certain conditions required by the Plan are satisfied, the reorganization is expected to be consummated shortly thereafter.

Upon closing of the transaction, shareholders of V.I. Core Stock Fund will receive a corresponding class of shares of V.I. Core Equity Fund in exchange for their shares of V.I. Core Stock Fund, and V.I. Core Stock Fund will cease operations.


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                            AIM V.I. Core Stock Fund
                                Series II shares


                        Supplement dated December 7, 2005
                     to the Prospectus dated April 29, 2005
                  as supplemented May 23, 2005 and July 1, 2005


The Board of Trustees of AIM Variable Insurance Funds ("AVIF"), unanimously approved, on December 7, 2005, a Plan of Reorganization ("Plan") pursuant to which AIM V.I. Core Stock Fund ("V.I. Core Stock Fund"), a series of AVIF, would transfer all of its assets to AIM V.I. Core Equity Fund ("V.I. Core Equity Fund"), also a series of AVIF. The Plan requires approval by V.I. Core Stock Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or about April 4, 2006. If the Plan is approved by shareholders of V.I. Core Stock Fund and certain conditions required by the Plan are satisfied, the reorganization is expected to be consummated shortly thereafter.

Upon closing of the transaction, shareholders of V.I. Core Stock Fund will receive a corresponding class of shares of V.I. Core Equity Fund in exchange for their shares of V.I. Core Stock Fund, and V.I. Core Stock Fund will cease operations.